PARTY-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Related Party and Party-in-Interest Transactions [Line Items]
PARTY-IN-INTEREST

NOTE 4:	PARTY-IN-INTEREST

The Plan may, at the direction of Plan participants, invest its assets in securities issued by the Company. The Plan through the Stock Fund held 6,298,121 and 7,111,418 shares of common stock of the Company as of December 31, 2025 and 2024, respectively. There were dividends of $18,659,067 on Marriott International, Inc. common stock for the year ended December 31, 2025. The closing share price as listed on the Nasdaq stock exchange as of December 31, 2025 and 2024 was $310.24 and $278.94, respectively. During the 2025 plan year, the Plan acquired 297,793 shares of Marriott International, Inc. common stocks valued at $81,215,839 and sold 1,111,090 shares valued at $310,878,634.

Certain Plan investments were invested in funds managed by Fidelity. Fidelity is the trustee effective October 1, 2024, and as defined by the Plan, and therefore, these transactions qualify as party-in-interest transactions.